Trade and Other Receivables - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of trade and other receivables [line items]
Trade receivable		$ 9,755	$ 10,064
Past due receivables		150
Finance income		3,155	1,047	$ 1,053
Allowance for expected credit loss receivables		214	210
Electricity sector [member]
Disclosure of trade and other receivables [line items]
Losses on receivables			210
Financial lease [member] | Vitoria 10,000 drilling rig [Member]
Disclosure of trade and other receivables [line items]
Impairment loss on financial assets	$ 278
Trade receivables [member]
Disclosure of trade and other receivables [line items]
Measured at fair value through profit and loss		$ 76
DAA 2014 [member]
Disclosure of trade and other receivables [line items]
Percentage of payables received		89.00%
Receivables			3,107
Allowance for credit loss receivables			$ 2,523
Percentage of collateral guaranties replaced		54.00%
Percentage of credit received		34.00%
Overdue receivables		$ 508
Debts assumed		$ 291
DAA 2014 [member] | Conta de desenvolvimento energtico [member]
Disclosure of trade and other receivables [line items]
Percentage of payables received		12.00%
DAA 2018 [member]
Disclosure of trade and other receivables [line items]
Finance income		$ 1,418
DAA 2018 [member] | Brazil Interbank Deposit Rate [member]
Disclosure of trade and other receivables [line items]
Percentage of interest rate received		124.75%
DAA 2018 [member] | Fuel oil and natural gas [member] | BR Distribuidora [member]
Disclosure of trade and other receivables [line items]
Trade receivable		$ 1,293
DAA 2018 [member] | Fuel oil and natural gas [member] | Petrobras [member]
Disclosure of trade and other receivables [line items]
Trade receivable		$ 459